April 5, 2006

VIA EDGAR

Securities and Exchange Commission
Station Place
100 F Street, N.E.
Washington, DC 20549

Re:	The Stanley Works The Stanley Works Capital Trust I Registration Statement on Form S-4

Ladies and Gentlemen:

        On behalf of The Stanley Works (the "Company") and the Stanley Works Capital Trust I (the "Trust" and together with the Company, the "Registrants"), we hereby electronically transmit for filing under the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Regulation S-T, the initial filing of the Registration Statement of the Registrants on Form S-4 related to $450,000,000 aggregate liquidation amount of the Trust's 5.902% Fixed Rate/Floating Rate Enhanced Trust Preferred Securities to be exchanged for a like liquidation amount of the Trust's 5.902% Fixed Rate/Floating Rate Enhanced Trust Preferred Securities issued by the Trust on November 22, 2005, and the related exchange by the Company of $450,000,000 aggregate principal amount of its 5.902% Fixed Rate/Floating Rate Junior Subordinated Debt Securities for like amount of its 5.902% Fixed Rate/Floating Rate Junior Subordinated Debt Securities and and of the Company's guarantee of the Trust's obligation under the 5.902% Fixed Rate/Floating Rate Enhanced Trust Preferred Securities.

        Please note that payment of the amount of $48,150 for the applicable registration fees on Form S-4 was sent by wire transfer to the SEC on April 4, 2006.

        Please call me at (212) 735-2918 should you have any questions or require any additional information.

Very truly yours,
/s/ GREGORY A. FERNICOLA Gregory A. Fernicola